J. & W. Seligman & Co.
                                  Incorporated



                                          May 4, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Value Fund Series, Inc.
      File Nos. 333-20621 and 811-08031

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on May 1, 1998.

      If you have any questions, please do not hesitate to call me at (212) 850-1375.

                                          Very truly yours,

                                          /s/Cindy Gorgoretti

                                          Cindy Gorgoretti
                                          Legal Assistant

CG:cg


          100 Park Avenue o New York, New York 10017 o (212) 850-1864